TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Tax Status [Line Items]
TAX STATUS
6.    TAX STATUS

The IRS has determined and informed the plan sponsor by a letter dated March 20, 2014, that the Plan is designed in accordance with applicable sections of the Code. Although the Plan has been amended since receiving the determination letter, the plan sponsor believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code, and therefore believes that the Plan is qualified and the related trust is tax-exempt.

The Plan is subject to routine audits by taxing jurisdictions. There are currently no audits in progress for any plan years.